Vessels, Net	6 Months Ended
Jun. 30, 2025
Vessels, Net
Vessels, Net

3.Vessels, net

Vessels, net are analyzed as follows:

		Dry-docking and
	Vessels’ cost	special survey costs	Total
Cost
Balance – January 1, 2024	$1,138,221,805	$16,215,323	$1,154,437,128
Fully amortized Dry-Dock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance – December 31, 2024	$1,138,221,805	$21,843,553	$1,160,065,358
Additions	—	625,109	625,109
Balance – June 30, 2025	$1,138,221,805	22,468,662	1,160,690,467
Accumulated Depreciation
Balance – January 1, 2024	(158,183,343)	$(8,185,605)	$(166,368,948)
Fully amortized Dry-Dock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance – December 31, 2024	$(195,677,625)	$(5,790,213)	$(201,467,838)
Depreciation charge for the period	(18,396,068)	(2,158,517)	(20,554,585)
Balance – June 30, 2025	$(214,073,693)	(7,948,730)	(222,022,423)
Net Book Value – December 31, 2024	$942,544,180	$16,053,340	$958,597,520
Net Book Value – June 30, 2025	$924,148,112	$14,519,932	$938,668,044

Depreciation as at June 30, 2025, presented in the consolidated statements of profit or loss and other comprehensive income, includes an amount of $10,937 connected with the Right-of-Use assets of the Group.

Depreciation as at June 30, 2024, presented in the unaudited condensed consolidated statements of profit and loss and other comprehensive income, includes an amount of $22,485 connected to the Right-of-Use assets of the Company.

As of June 30, 2025, the charter-free market value of all our vessels exceeded their carrying value. Thus, no recoverable amount test was deemed necessary to be performed for any of our vessels.

The Group has pledged the above vessels to secure its loan facilities (see also Note 4).